Risk management and financial instruments	6 Months Ended
Jun. 30, 2021
Derivative Instruments and Fair Value Disclosures [Abstract]
Risk management and financial instruments	Risk management and financial instruments
We are exposed to several market risks, including credit risk, foreign currency risk and interest rate risk. Our policy is to reduce our exposure to these risks, where possible, within boundaries deemed appropriate by our management team. This may include the use of derivative instruments.

Credit risk
We have financial assets, including cash and cash equivalents, marketable securities, other receivables and certain amounts receivable on derivative instruments. These assets expose us to credit risk arising from possible default by the counterparty. Most of our counterparties are creditworthy financial institutions or large oil and gas companies. We do not expect any significant loss to result from non-performance by such counterparties. However, we are exposed to a higher level of credit risk on certain related party receivable balances. Please refer to Note 4 - "Current expected credit losses" for details of allowances established for credit losses.

We do not demand collateral in the normal course of business. The credit exposure of derivative financial instruments is represented by the fair value of contracts with a positive fair value at the end of each period, adjusted for our non-performance credit risk assumption.

Concentration of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with Citibank, Nordea Bank Abp (Filial i Norge), Danske Bank A/S, BTG Pactual and DNB Bank ASA. We consider these risks to be remote. We also have a concentration of risk with respect to customers. For details on the customers with greater than 10% of total revenues, refer to Note 5 - "Segment information".

Foreign exchange risk
As is customary in the oil and gas industry, most of our revenues and expenses are denominated in U.S. dollars, which is the functional currency of most of our subsidiaries and equity method investees. However, a portion of the revenues and expenses of certain of our subsidiaries and equity method investees are denominated in other currencies. We are therefore exposed to foreign exchange gains and losses that may arise on the revaluation or settlement of monetary balances denominated in foreign currencies.

Our foreign exchange exposure primarily relates to foreign denominated cash and working capital balances. Historically, these exposures have not caused a significant amount of fluctuation in net income or cash flows and therefore we have not hedged them.

Interest rate risk
Our exposure to interest rate risk relates mainly to our floating rate debt and balances of surplus funds placed with financial institutions. We manage this risk through the use of derivative arrangements.

On May 11, 2018, we purchased an interest rate cap for $68 million to mitigate our exposure to future increases in LIBOR on our Senior Credit Facility debt. The interest rate cap is not designated as a hedge and we do not apply hedge accounting. The capped rate against the 3-month US LIBOR is 2.87% and covers the period from June 15, 2018 to June 15, 2023.

Due to the LIBOR rate being below the capped rate as at June 30, 2021, the instrument has minimal value and is considered ineffective.

We have set out our exposure to interest rate risk at June 30, 2021 in the table below(1):

(In $ millions)	As at June 30, 2021	Impact of 1% increase in rates
Cash and Restricted Cash	644	6
(1) Debt instruments have been excluded above as:
- We have not paid any interest on the $5,662 million of senior credit facilities since filing for Chapter 11;
- The $546 million of senior secured notes are a fixed rate debt instrument.

Gains and losses on derivatives reported in Consolidated Statement of Operations
Gains and losses on derivatives reported in our Consolidated Statement of Operations included the following:

Gain/(loss) recognized in the Consolidated Statement of Operations relating to derivative financial instruments	Six months ended June 30, 2021	Six months ended June 30, 2020
Interest rate cap agreement	—	(2)
Embedded conversion option on Archer convertible debt instrument	5	3
Gain on derivative financial instruments	5	1

Interest rate cap - This represents changes in fair value on our interest rate cap agreement referred above.

Embedded conversion option on Archer convertible debt instrument - This represents gains on the conversion option included within a $45 million convertible bond issued to us by Archer. Please see Note 28 – "Related party transactions" for further details.
Derivative financial instruments included in our Consolidated Balance Sheet
Derivative financial instruments included in our Consolidated Balance Sheet, within "Other Assets" included the following:

(In $ millions)	Maturity date	Applicable rate	Outstanding principal - June 30, 2021	As at June 30, 2021	As at December 31, 2020
Interest rate cap	June 2023	2.87% LIBOR cap	3,500	—	—

Fair values of financial instruments

Fair value of financial instruments measured at amortized cost
The carrying value and estimated fair value of our financial instruments that are measured at amortized cost at June 30, 2021 and December 31, 2020 are as follows:

	As at June 30, 2021		As at December 31, 2020
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Related party loans receivable (1) (Level 2)	391	391	379	379

Liabilities
Secured credit facilities (Level 3)	1,213	5,662	1,193	5,662
Senior Secured Notes (Level 1)	306	546	213	515
Related party loans payable (Level 3)	370	635	424	426

(1)         Excludes Archer convertible debt receivable, which is measured at fair value on a recurring basis.  Related party loans receivable is $198 million, comprised of principal due of $540 million offset by allowance for expected credit losses recognized of $342 million. For further information on the impact of the expected credit losses to our financial assets please refer to Note 4 - "Current expected credit losses".

Level 1
The fair value of the senior secured notes were derived using market traded value. We have categorized this at level 1 on the fair value measurement hierarchy. Refer to Note 20 – "Debt" for further information.

Level 2
The fair value of our related party loans receivable from SeaMex and Seabras Sapura is estimated to be equal to the carrying value after adjusting for expected credit losses on the loans. The debt is not freely tradable and cannot be recalled by us at prices other than specified in the loan note agreements. The loans were entered into at market rates. The loans are categorized as level 2 on the fair value hierarchy.
Other trading balances with related parties are not shown in the table above and are covered in Note 28 - "Related party transactions". The fair value of other trading balances with related parties are also assumed to be equal to their carrying value after adjusting for expected credit losses on the receivables.

Level 3
The fair values of the secured credit facilities as at June 30, 2021 and December 31, 2020 are determined by reference to the fair value of the collateral of each facility, the rigs, as this is the expected amount recoverable on enforcement of an event of default as well as the sales price of rigs that are contractually estimated to be sold in the second half of 2021. The same methodology has been applied to calculate the fair value of the related party loans as at June 30, 2021. The fair values were derived using a discounted cash flow model of future free cash flows from each rig, using a weighted average cost of capital of 11.8%. We have categorized this at level 3 of the fair value hierarchy. Refer to Note 20 - "Debt" for further information.

The fair values of the related party loans payable as at December 31, 2020 were derived using a discounted cash flow model of future free cash flows based on the contractual cash flows under the bareboat charter agreement together with the LIBOR linked interest payments, as well as assumed cash outflows under the mandatory repurchase obligation at the end of the lease term. These cash flows were discounted using the Senior Secured Note yield of 37%. We have categorized this at level 3 on the fair value hierarchy. Refer to Note 28 - "Related party transactions" for further information.
Financial instruments measured at fair value on a recurring basis
The carrying value and estimated fair value of our financial instruments that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020 are as follows:

	As at June 30, 2021		As at December 31, 2020
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents (Level 1)	428	428	526	526
Restricted cash (Level 1)	216	216	197	197
Marketable securities (Level 1)	13	13	8	8
Related party loans receivable - Archer convertible debt (Level 3)	19	19	13	13

Level 1
The carrying value of cash and cash equivalents and restricted cash, which are highly liquid, was a reasonable estimate of fair value and categorized at level 1 on the fair value measurement hierarchy. Quoted market prices were used to estimate the fair value of marketable securities, which were valued at fair value on a recurring basis.

Level 3
The Archer convertible debt instrument is bifurcated into two elements. The fair value of the embedded derivative option was calculated using a modified version of the Black-Scholes formula for a currency translated option. Assumptions include Archer's share price in NOK, NOK/USD FX volatility and dividend yield. The fair value of the debt component was derived using the discounted cash flow model including assumptions relating to cost of debt and credit risk associated to the instrument.